Impairment of Loans Receivable	12 Months Ended
Dec. 31, 2024
Impairment of Loans Receivable [Abstract]
IMPAIRMENT OF LOANS RECEIVABLE

NOTE 14 - IMPAIRMENT OF LOANS RECEIVABLE

During the year ended December 31, 2024, the Company entered into a series of financing arrangements with Nobul in connection with the Nobul BCA (see Notes 1(A)(7) and 1(A)(8)). In July 2025, in connection with the audit of these consolidated financial statements, certain amounts previously held in the Segregated Account were reclassified as the Third Nobul Loan and Fourth Nobul Loan (see Note 18 – Subsequent Events).

Furthermore, management has determined that, due to uncertainty surrounding the recoverability of the Nobul Loans, the appropriate and conservative course is to fully impair the Nobul Loans as of December 31, 2024. This assessment was made in accordance with ASC 326, Financial Instruments — Credit Losses. These amounts remain subject to recovery based on their terms. Notwithstanding the impairment, the Nobul Loans are currently in good standing and are not in default.

Composition:

	For the year ended December 31,
	2024	2023	2022

Impairment of loans receivable	$16,487	$-	$-